NATURE OF BUSINESS AND GOING CONCERN (Details Textuals) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010
Nature Of Business and Going Concern [Abstract]
Accumulated deficit	$ (53,438,194)	$ (52,753,926)
Cash and cash equivalents	$ 78,556	$ 1,103,649	$ 759,003	$ 13,328